Rate Sheet Prospectus Supplement Dated May 4, 2026
To The Prospectus Dated May 4, 2026 For

JACKSON MARKET LINK PRO® ADVISORY 4
FLEXIBLE PREMIUM DEFERRED INDEX-LINKED ANNUITY

Issued by
Jackson National Life Insurance Company

This Rate Sheet Prospectus Supplement is to be used in connection with the above-referenced prospectus. Please read and keep it together with your prospectus for future reference. To obtain an additional copy of the prospectus, please contact us at our Customer Care Center, P.O. Box 24068, Lansing, Michigan, 48909-4068; 1-800-644-4565; www.jackson.com.

The purpose of this Rate Sheet Prospectus Supplement (“Supplement”) is (i) to provide the current limits on Index losses for new Index Account Option Terms and (ii) to provide the current annual add-on benefit charges (referred to as the “charges”), and applicable add-on benefit rates for the following add-on benefits:

•Rate Enhancement Option; and
•+Income Guaranteed Minimum Withdrawal Benefit (Single) and (Joint).

This Supplement also provides the current minimum and maximum annual fees you would pay for a single optional benefit, and the current lowest and highest cost you would incur each year, based on current charges. This Supplement replaces and supersedes any previously issued Rate Sheet Prospectus Supplement and must be used in conjunction with an effective prospectus.

It is important that you have the most current Rate Sheet Prospectus Supplement. This Supplement has no specified end date and can be superseded at any time. If we supersede this Supplement with a new Rate Sheet Prospectus Supplement, the new Rate Sheet Prospectus Supplement will be filed a minimum of 10 calendar days prior to its effective date.

The charges and rates for the add-on benefits below apply for applications or benefit election forms signed on or after May 4, 2026.

The current minimum and maximum annual fees (for a single optional benefit), as displayed in the “Are There Ongoing Fees and Expenses?” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

ANNUAL FEE	MINIMUM	MAXIMUM
3. Optional benefits available for an additional charge[1]	1.25%	1.45%

1.    The minimum fee reflects an annualized percentage of the Index Option Crediting Base. The maximum fee reflects an annualized percentage of the GWB.

The current lowest and highest annual cost estimates, as displayed in the “Ongoing Fees and Expenses (annual charges)” section of the table contained in the “IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT” section of the prospectus are:

LOWEST ANNUAL COST: $0	HIGHEST ANNUAL COST: $1,372
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of Fund fees and expenses
•No add-on benefits
•No sales charges
•No additional purchase payments, transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of add-on benefits and Fund fees and expenses
•No sales charges
•No additional purchase payments, transfers or withdrawals

The current annual charges for the following add-on benefits are:

Add-on Benefit Name	Current Annual Charge	Charge Basis
Rate Enhancement Option	1.25%	Index Option Crediting Base
+Income (Single)	1.45%	GWB
+Income (Joint)	1.45%	GWB

The current rates available with the +Income GMWB and +Income GMWB with Joint Option add-on benefits are:

+Income GMWB
Attained Age	GAWA% in Deferral Years 0-3	GAWA% in Deferral Years 3-6	GAWA% in Deferral Years 6-9	GAWA% in Deferral Years 9+
50-59	4.55%	5.05%	5.55%	6.05%
60-64	5.55%	5.80%	6.05%	6.55%
65-69	6.05%	6.55%	7.30%	7.80%
70-74	6.30%	6.80%	7.55%	8.05%
75-79	6.55%	7.05%	7.80%	8.30%
80+	7.05%	7.55%	8.30%	8.55%

+Income GMWB with Joint Option
Attained Age	GAWA% in Deferral Years 0-3	GAWA% in Deferral Years 3-6	GAWA% in Deferral Years 6-9	GAWA% in Deferral Years 9+
50-59	4.05%	4.55%	5.05%	5.55%
60-64	5.05%	5.30%	5.55%	6.05%
65-69	5.55%	6.05%	6.80%	7.30%
70-74	5.80%	6.30%	7.05%	7.55%
75-79	6.05%	6.55%	7.30%	7.80%
80+	6.55%	7.05%	7.80%	8.05%

In order for you to receive the charges and rates for the add-on benefits disclosed in this Supplement, your application or benefit election form must be signed on or after the date referenced above. We must receive your application in Good Order within 14 calendar days from the date you sign your application, and your initial Premium Payment must be received within 14 calendar days (60 calendar days for 1035 exchanges, direct transfers, or direct rollovers) from the date you sign your application. If you are electing a benefit after your Contract has already been issued, we must receive your benefit election form in Good Order within 14 calendar days from the date you sign your benefit election form, and at most thirty (30) calendar days before your Contract Anniversary and no later than 4:00pm Eastern Time on your Contract Anniversary. Once your Contract is issued with the add-on benefit (or the benefit is added to your Contract post-issue), the rates disclosed in this Supplement will not change as long as the add-on benefit is effective, however the charges will be subject to any charge increase provisions outlined in your Contract. For add-on benefits with set term lengths that must be re-elected for subsequent terms, each re-election will be considered a new election of the add-on benefit, and will be subject to the charges and rates disclosed in the Supplement in effect at the time of the re-election.

Subject to meeting the timing requirements stated above, on the Issue Date, if the current rates for the add-on benefits have changed since the date you signed your application, the following will apply:
•If the GAWA percentages increased, you will receive the higher percentages in effect on the issue date.
•If the Annual Charge decreased, you will receive the lower charge in effect on your issue date.
However, if any of the rates associated with your add-on benefit election(s) decreased, or the Annual Charge(s) associated with your add-on benefit election(s) increased, you will receive all of the rates and Annual Charges associated with your election(s) that were in effect on the date you signed your application.

If the necessary paperwork and initial Premium Payment are not received within the timelines referenced above, you will receive the applicable charges and rates for the add-on benefits in effect as of the Contract's Issue Date.

If your application or benefit election form was signed prior to the application or benefit election form date shown above, please refer to your Contract for the charges and rates applicable to your add-on benefits, or contact our Customer Care Center.

For complete information about the add-on benefits referenced in this Rate Sheet Prospectus Supplement, please see the applicable subsections under the “CONTRACT CHARGES”, and “ACCESS TO YOUR MONEY” sections in the prospectus.

The current limits on Index losses for new Index Account Option Terms, as displayed in Appendix A to the prospectus, are highlighted in bold italic typeface in the table below. The current limits on Index losses disclosed in this Supplement apply for Index Account Option Terms that begin on or after May 4, 2026. No other features of the Index Account Options shown in the table have changed. Please refer to Appendix A to the prospectus for information about the Fixed Account Options available under the Contract.

The following is a list of the Index Account Options currently available under the Contract. We may change the features of the Index Account Options listed below (including the Index and the current limits on Index gains and losses), offer new Index Account Options, and terminate existing Index Account Options. We will provide you with written notice before making any changes other than the changes to current limits on Index gains. Information about current limits on Index gains is available at Jackson.com/RatesJMLPA4. For more information about the Index Account Options, please see "Index Account" and "Additional Information About the Index Account Options" in the prospectus.

Note: If amounts are removed from an Index Account Option before the end of the Index Account Option Term, we will apply an Interim Value adjustment. This may result in a significant reduction in your Contract Value that could exceed any protection from Index loss that would be in place if you held the option until the end of the Index Account Option Term. For more information on Interim Value, please see "Interim Value Calculation and Adjustment" in the prospectus.

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
S&P 500[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
S&P 500[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
S&P 500[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
S&P 500[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Dow Jones Industrial Average[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	1.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Dow Jones Industrial Average[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	1.5% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Dow Jones Industrial Average[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Russell 2000[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Russell 2000[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Russell 2000[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
MSCI EAFE[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI EAFE[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI EAFE[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI EAFE[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
MSCI Emerging Markets[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
MSCI Emerging Markets[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
MSCI Emerging Markets[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
MSCI Emerging Markets[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	20% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	100% Buffer	1.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	100% Buffer	1.0% Performance Trigger Rate
Nasdaq-100[1]	Market Index	1 year	10% Buffer	1.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	20% Buffer	1.5% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	100% Buffer	1.5% Cap Rate, 100% Index Participation Rate

Index	Type of Index	Term	Current Limit on Index Loss (if held until the end of the Index Account Option Term)	Guaranteed Minimum Crediting Method Rate (for the life of the Index Account Option)
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Guaranteed Cap Rate, 100% Guaranteed Index Participation Rate
Nasdaq-100[1]	Market Index	3 years	10% Buffer	1.5% Performance Boost Cap Rate, 5.0% Performance Boost Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	20% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	100% Buffer	2.0% Cap Rate, 100% Index Participation Rate
Nasdaq-100[1]	Market Index	6 years	10% Buffer	2.0% Performance Boost Cap Rate, 5.0% Performance Boost Rate

1.All Indexes are price return indexes and not total return indexes, and therefore do not reflect dividends paid on the securities composing the Index. This will reduce the Index Return and will cause the Index to underperform a direct investment in the securities composing the Index.

We reserve the right to delete or add Index Account Options, Indexes, Crediting Methods, Protection Options, and Index Account Option Terms in the future. There will always be more than one Index Account Option available, and those options will always be identical or similar to one of the options disclosed in this prospectus. When offered, available Buffer rates are guaranteed to be no less than 5%.

All Rate Sheet Prospectus Supplements are available by contacting our Customer Care Center at 1-800-644-4565, and are also available at www.jackson.com/product-literature-11.html.

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To be used with RPR00020 05/26

RPS00140 05/26